CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 893,720	$ 3,969,100
Accounts receivable, net	1,738,543	1,244,876
Contract assets	3,449	102,458
Inventory	298,338	112,423
Prepaid expenses and other current assets	354,613	374,203
Total Current Assets	3,288,663	5,803,060
Property and equipment, net	603,253	342,180
Operating lease right of use asset	4,925,765	196,144
Security deposit	600,000
OTHER ASSETS:
Patents and trademarks, net	66,482	64,415
Total Other Assets	66,482	64,415
TOTAL ASSETS	9,484,163	6,405,799
CURRENT LIABILITIES:
Accounts payable	1,044,500	599,317
Accounts payable - related parties		7,700
Notes payable - financing agreements	52,503	42,942
Payroll taxes payable	0	3,146
Accrued expenses	618,093	1,038,092
Equipment financing agreements-current portion	80,335	89,620
Operating lease obligations-current portion	315,302	202,797
PPP loan-current portion		627,465
Contract liabilities	1,232,638	709,553
Deferred revenue	596,673	315,370
Total Current Liabilities	3,940,044	3,636,002
Equipment financing payable, less current portion	22,851	103,184
Lease obligations, less current portion	4,739,783
PPP loan, less current portion		782,805
Total Liabilities	8,702,678	4,521,991
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued
Common stock: $0.001 par value; 500,000,000 shares authorized, 4,111,047 and 3,535,339 shares issued, 4,109,723 and 3,534,015 shares outstanding at December 31, 2021 and December 31, 2020, respectively	4,111	3,536
Additional paid-in-capital	43,080,877	39,820,874
Total stock & paid-in-capital	46,435,988	41,529,410
Accumulated deficit	(45,497,051)	(39,488,150)
Sub-total	938,937	2,041,260
Less: Treasury stock (1,324 shares of common stock at December 31, 2021 and December 31, 2020)	(157,452)	(157,452)
Total Stockholders' Equity	781,485	1,883,808
Total Liabilities and Stockholders' Equity	9,484,163	6,405,799
Convertible Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued
Convertible Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued	851,000	1,705,000
Convertible Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued	$ 2,500,000